Fair Value Measurements (Details Textuals) (USD $)	12 Months Ended
	Dec. 28, 2014		Dec. 29, 2013		Dec. 30, 2012	Jan. 01, 2012
Derivative [Line Items]
Maximum Length of Time Hedged in Foreign Currency Cash Flow Hedge	18 months
Fair Value Measurements (Textuals)
Deferred net gains on derivatives included in accumulated other comprehensive income	$ 141,000,000		$ 245,000,000		$ 8,000,000	$ (168,000,000)
Reclassification of foreign exchange contracts into earnings, period	next 12 months
Other income/(expense), net, related to foreign exchange contracts, non hedging	5,000,000		32,000,000
Other investments	679,000,000	[1]
Interest Rate Contract [Member]
Derivative [Line Items]
Derivative, notional amount	2,200,000,000
Non-current assets included in interest rate contracts	29,000,000		169,000,000
Non-current liabilities included in interest rate contracts	8,000,000		19,000,000
Foreign exchange contracts [Member]
Derivative [Line Items]
Derivative, notional amount	29,600,000,000
Cross currency interest rate swaps [Member]
Derivative [Line Items]
Derivative, notional amount	2,400,000,000
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Textuals)
Other investments	$ 679,000,000	[1]	$ 333,000,000	[1],[2]

[1]	Classified as non-current other assets.
[2]	2013 assets and liabilities are all classified as Level 2 with the exception of Other investments of $333 million, which are classified as Level 1.